Financial instruments - Fair values and risk management - Tanker market risk scenario (Details) - Market risk - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, amount	$ 1,000	$ 1,000	$ 1,000
Increase in risk variable, impact on profit (loss)	21,270,000	19,638,000	22,601,000
Decrease in risk variable, impact on profit (loss)	$ (21,270,000)	$ (19,638,000)	$ (22,581,000)